Income taxes and deferred taxes - Deferred tax by nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax [Line items]
Lease liabilities	€ 3,591	€ 3,640
Deferred tax asset liability [Member]
Deferred tax [Line items]
Intangible assets	2,454	1,193
Right-of-use assets	(636)	(643)
Other current assets		58
Financial debt	1,590	1,488
Lease liabilities	654	649
Retirement benefit obligation	20	9
Other current liabilities	(41)	(99)
Tax-losses carried forward	20,218	13,978
Gross deferred tax assets/(liabilities)	24,259	16,633
Unrecognized deferred tax assets	(24,218)	(16,601)
Net deferred tax assets/(liabilities)	41	32
Deferred tax asset [Member]
Deferred tax [Line items]
Intangible assets	3,034	1,395
Other current assets		58
Financial debt	1,655	1,535
Lease liabilities	654	649
Retirement benefit obligation	20	9
Tax-losses carried forward	20,218	13,978
Gross deferred tax assets/(liabilities)	25,581	17,624
Netting by tax entity	(1,317)	(991)
Unrecognized deferred tax assets	(24,218)	(16,601)
Net deferred tax assets/(liabilities)	46	32
Deferred tax liability [Member]
Deferred tax [Line items]
Intangible assets	(580)	(202)
Right-of-use assets	(636)	(643)
Financial debt	(65)	(47)
Other current liabilities	(41)	(99)
Gross deferred tax assets/(liabilities)	(1,322)	(991)
Netting by tax entity	1,317	€ 991
Net deferred tax assets/(liabilities)	€ (5)